Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: July 10, 2026

Payment Date	7/15/2026
Collection Period Start	6/1/2026
Collection Period End	6/30/2026
Interest Period Start	6/15/2026
Interest Period End	7/14/2026

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$161,532,678.70	$17,148,999.21	$144,383,679.49	0.364826	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$258,562,678.70	$17,148,999.21	$241,413,679.49

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$281,607,916.31	$262,942,742.23	0.213954
YSOC Amount	$20,225,029.32	$18,708,854.45
Adjusted Pool Balance	$261,382,886.99	$244,233,887.78
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.18301%	ACT/360	$—
Class A-3 Notes	$161,532,678.70	5.82000%	30/360	$783,433.49
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$258,562,678.70			$1,220,512.33

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$281,607,916.31	$262,942,742.23
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$261,382,886.99	$244,233,887.78
Number of Receivables Outstanding	26,331	25,558
Weighted Average Contract Rate	5.25%	5.27%
Weighted Average Remaining Term (months)	26.0	25.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,260,121.77
Principal Collections	$18,448,077.00
Liquidation Proceeds	$109,638.43
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$19,817,837.20
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$19,817,837.20

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$234,673.26	$234,673.26	$—	$—	$19,583,163.94
Interest - Class A-1 Notes	$—	$—	$—	$—	$19,583,163.94
Interest - Class A-2a Notes	$—	$—	$—	$—	$19,583,163.94
Interest - Class A-2b Notes	$—	$—	$—	$—	$19,583,163.94
Interest - Class A-3 Notes	$783,433.49	$783,433.49	$—	$—	$18,799,730.45
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$18,497,328.12
First Allocation of Principal	$—	$—	$—	$—	$18,497,328.12
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$18,452,435.95
Second Allocation of Principal	$—	$—	$—	$—	$18,452,435.95
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$18,407,543.78
Third Allocation of Principal	$3,058,790.92	$3,058,790.92	$—	$—	$15,348,752.86
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,303,860.69
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,033,860.69
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,033,860.69
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,213,652.40
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,213,652.40
Remaining Funds to Certificates	$1,213,652.40	$1,213,652.40	$—	$—	$—
Total	$19,817,837.20	$19,817,837.20	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$20,225,029.32
Increase/(Decrease)	$(1,516,174.87)
Ending YSOC Amount	$18,708,854.45

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$261,382,886.99	$244,233,887.78
Note Balance	$258,562,678.70	$241,413,679.49
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.08%	17	$217,097.08
Liquidation Proceeds of Defaulted Receivables[2]	0.04%	144	$109,638.43
Monthly Net Losses (Liquidation Proceeds)			$107,458.65
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.19%
Preceding Collection Period			0.28%
Current Collection Period			0.47%
Four-Month Average Net Loss Ratio			0.25%
Cumulative Net Losses for All Periods			$3,280,103.71
Cumulative Net Loss Ratio			0.27%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.28%	51	$727,041.87
60-89 Days Delinquent	0.12%	24	$318,692.72
90-119 Days Delinquent	0.03%	6	$91,761.47
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.43%	81	$1,137,496.06

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$78,978.70
Total Repossessed Inventory		9	$129,476.09

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		30	$410,454.19
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.14%
Current Collection Period			0.16%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.42	0.16%	31	0.12%